Expenses by nature - Summary of Expenses by nature (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Analysis of income and expense [abstract]
Raw materials and supplies used	$ 3,991,490	$ 4,512,527	$ 5,518,145
Employee benefit expenses	5,836,068	6,466,303	6,757,888
Depreciation expenses	4,779,333	4,751,902	4,634,112
Others	4,926,828	4,699,586	5,053,088
Total operating costs and expenses	$ 19,533,719	$ 20,430,318	$ 21,963,233